ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 18,934	$ 11,524
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	12,481	5,830
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 6,453	$ 5,694